DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Schedule of debt

(in thousands)	September 30, 2019	December 31, 2018
MidCap Facility	$3,898	$3,274
Current portion of New Centre Lane Facility	700	525

Current debt	$4,598	$3,799

New Centre Lane Facility	33,862	34,387
Unamortized deferred financing costs	(1,124)	(1,409)

Long-term debt, net	$32,738	$32,978

Total debt, net	$37,336	$36,777

(in thousands)	As of December 31, 2018
MidCap Facility	$3,274
Current portion of term loan	525

Current debt	$3,799

Term loan, due 2022	34,387
Unamortized deferred financing costs	(1,409)

Long-term debt, net	$32,978

Total debt, net	$36,777

Schedule of deferred financing costs amortized to Interest Expense

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2019	2018	2019	2018
Initial Centre Lane Facility	$—	$1,256	$—	$1,475
New Centre Lane Facility	95	—	285	—
MidCap Facility	59	—	177	—
Total	$154	$1,256	$462	$1,475

	December 31,
(in thousands)	2018	2017
Initial Centre Lane Facility*	$1,460	$5,589
New Centre Lane Facility	111	—
MidCap Facility	52	—
Revolving Credit Facility	—	35
Total	$1,623	$5,624
*	2018 includes accelerated amortization of deferred financing costs of $0.6 million associated with the fourth amendment to the Initial Centre Lane Facility entered into in April 2018.

Schedule of unamortized deferred financing costs

(in thousands)	Location	September 30, 2019	December 31, 2018
New Centre Lane Facility	Long-term debt, net	$1,124	$1,409
MidCap Facility	Other long-term assets	477	654

Total		$1,601	$2,063

		December 31,
(in thousands)	Location	2018	2017
Initial Centre Lane Facility	Long-term debt, net	$—	$885
New Centre Lane Facility	Long-term debt, net	1,409	—
MidCap Facility	Other long-term assets	654	—
Total		$2,063	$885

New Centre Lane Facility
Schedule of prepayment premium

Prepayment Premium as a
Percentage of Aggregate
Period	Outstanding Principal Prepaid
September 19, 2019 to September 18, 2021	1%
After September 18, 2021	0%

Prepayment Premium as a
Percentage of Aggregate
Period	Outstanding Principal Prepaid
September 19, 2019 to September 18, 2021	1%
After September 18, 2021	0%

Summary of maturity of long term debt

December 31,	(in thousands)
2019	$525
2020	700
2021	700
2022	32,987
Thereafter	—

Total	$34,912

Initial Centre Lane Term Facility
Schedule of prepayment premium

Prepayment Premium as a
Percentage of Aggregate
Period	Outstanding Principal Prepaid
June 16, 2017 to June 16, 2018	3%
June 17, 2018 to June 16, 2019	2%
June 17, 2019 to June 16, 2020	1%
After June 16, 2020	0%